TAXES (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income taxes

	For the year ended March 31,
	2022	2021	2020

Income before tax	$256,293	$3,916,772	$294,233
Statutory Canadian tax rate	26.5%	26.5%	26.5%
Income tax based on statutory tax rate	67,918	1,037,945	77,972
Reduction due to small business deduction	–	(54,161)	–
Difference on tax rates	(14,084)	16,366	49,348
Change in estimate	1,325	–	–
Change in valuation allowance	158,915	(3,549)	(74,825)
Non-deductible expenses	98,693	6,525	–
Income tax expense	$312,767	$1,003,126	$52,495

Schedule of Canadian tax expense

	For the year ended March 31,
	2022	2021	2020

Current income tax – Canada	$312,767	$1,003,126	$52,495
Deferred income tax – Canada	–	–	–
Total income tax expense	$312,767	$1,003,126	$52,495

Schedule of deferred tax assets and liabilities

	March 31, 2022	March, 2021

Deferred tax assets:
Loss carried forward to future years*	$182,519	$36,155
Property, plant and equipment	44,497	36,388
Deferred financing costs	3,428	–
Lease liability	253,996	9,393
Intangible assets	42,416	–
Valuation allowance	(250,313)	(72,543)
Total deferred tax assets	$276,543	$9,393
Deferred tax liabilities:
Intangible asset	$(214,999)	$(33,627)
Property, plant and equipment	(736)	–
Deferred financing costs	(50,574)	–
Right of use assets	(253,996)	(9,393)
Total deferred tax liabilities	$(520,305)	$(43,020)
Deferred tax liabilities, net	$(243,762)	$(33,627)

*	As of March 31, 2022, the Company has non-capital loss of $688,750, resulting of deferred tax asset of $182,519. The above non-capital loss will expire on March 31, 2041 and 2042, and the Company has provided a valuation allowance of $250,313 on the deferred tax assets. As of March 31, 2021, the Company has non-capital loss of $136,434, resulting of deferred tax asset of $36,155. The above non-capital loss will expire on March 31, 2041, and the Company has provided a valuation allowance of $72,543 on the deferred tax assets.

Schedule of other taxes payable

	March 31, 2022	March, 2021

Corporate income tax payable	$1,598,153	$1,116,024

As of March 31, 2022 and 2021, the Company had accrued income tax liabilities of approximately $1.6 million and $1.1 million respectively. According to Income Tax Act of Canada, penalties and arrears interest shall be applied to the unpaid taxes balances after due date. As a result, the Company accrued $172,993 and $7,441 for the year ended March 31, 2022 and 2021, respectively, for the estimated penalties and arrears interest.

(b) Other Taxes Payable

The Company’s taxes payable consists of the following:

	March 31, 2022	March, 2021

Other tax payable	$1,435,045	$1,020,329

Schedule of other taxes payable

	March 31, 2022	March, 2021

Other tax payable	$1,435,045	$1,020,329